RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

During the year ended December 31, 2020, transactions between the Company’s directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at fair value, which is the amount of consideration established and agreed to by the related parties. Compensation paid to executive officers for the year ended December 31, 2020 amounted to $1,124,976 compared to $1,495,611 for the year ended December 31, 2019.

	December 31, 2020		December 31, 2019
Common Shares Held by Directors and Officers	Number of shares	%	Number of shares	%
David McNally	4,167	0.01	4,167	0.01
Monique Delorme[1]	32,333	0.04	-	-
Perry Genova	514	0.00	-	-
Stephen Randall[2]	22,993	0.03	22,993	0.06
John Barker[3]	NA	NA	32,714	0.08
John Schellhorn[4]	NA	NA	294	-
Total	60,007	0.08	60,168	0.15
Common Shares Outstanding	83,184,843	100.00	39,907,681	100.00
1.	Monique Delorme was appointed Chief Financial Officer on October 1, 2020.
2.	Stephen Randall retired as Chief Financial Officer on September 30, 2020. He remains on the board of directors.
3.	John Barker retired as directors effective September 30, 2020.
4.	John Schellhorn retired as a director effective June 4, 2020.